Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Value added tax receivables	$ 121,306	$ 62,970
Prepaid expenses and accrued income	35,856	31,444
Advances to suppliers	16,452	3,337
Other current assets	30,614	11,996
Insurance recovery assets	10,000	0
Other current assets	$ 214,228	$ 109,747	[1]

[1]	1 - Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.